Related party transactions	6 Months Ended
Jun. 30, 2018
Related Party Transactions [Abstract]
Related party transactions

Note 24 – Related party transactions

Seadrill Partners

The net income/(expenses) with Seadrill Partners for the six months ended June 30, 2018 and 2017 were as follows:

(In US$ millions)	Six Months Ended June 30,
	2018	2017
Management fees charged to Seadrill Partners - Other revenues (a) and (b)	35	37
Rig operating expenses charged to Seadrill Partners - Other revenues (c)	1	13
Contingent consideration realized (d)	7	11
Interest recognized on deferred consideration receivable (d)	2	2
Insurance premiums charged to Seadrill Partners (e)	5	5
Rig operating costs charged by Seadrill Partners (f)	(1)	(2)
Bareboat charter arrangements (g)	—	3
Interest expenses charged to Seadrill Partners (h)	—	5
Related party inventory purchases	(3)	(2)
Derivatives recharged to Seadrill Partners (i)	—	1

Net related party income from Seadrill Partners	46	73

Receivables/(payables) with Seadrill Partners and its subsidiaries as at June 30, 2018 and December 31, 2017 consisted of the following:

(In $ millions)	As at June 30, 2018	As at December 31, 2017
Rig financing and loan agreements (j)	—	25
Deferred consideration receivable (d)	41	52
Other receivables (k)	148	157
Other payables (k)	(7)	(24)

The following is a summary of the related party agreements with Seadrill Partners:

(a, b) Management, administrative, and technical service agreements

Income recognized under the management, administrative and technical service agreements for the six months ended June 30, 2018 were a total of $35 million (six months ended June 30, 2017: income of $37 million).

(c) Rig operating costs charged to Seadrill Partners

Seadrill has charged to Seadrill Partners certain rig operating costs in relation to costs incurred on behalf of the West Polaris operating in Angola in 2017. In 2018, the West Polaris was mobilized to Spain and therefore not subject to any further operating costs from Angola. The total other revenues earned for the six months ended June 30, 2018 were $1 million (six months ended June 30, 2017: $13 million).

(d) Deferred consideration receivable

From the disposal of the West Vela and West Polaris to Seadrill Partners in November 2014 and June 2015 respectively, we recognized deferred consideration which as at June 30, 2018 the total outstanding balance in relation to these receivables was $41 million (December 31, 2017: $52 million). Refer to Note 8—Loss on disposals and contingent consideration for more information.

(e) Insurance premiums

We negotiate insurance for drilling units on a centralized basis. The total insurance premiums related to Seadrill Partners drilling units charged to Seadrill Partners for the six months ended June 30, 2018 were $5 million (six months ended June 30, 2017: $5 million).

(f) Rig operating costs charged by Seadrill Partners

Seadrill Partners has charged to Seadrill, through its Nigerian service company, certain services, including the provision of onshore and offshore personnel, which was provided for the West Jupiter drilling rig operating in Nigeria. The total rig operating expenses incurred for the six months ended June 30, 2018 were $1 million (six months ended June 30, 2017: $2 million).

(g) Bareboat charter arrangements

In connection with the transfer of the West Aquarius operations to Canada, the West Aquarius drilling contract was assigned to Seadrill Canada Ltd., a wholly owned subsidiary of Seadrill Partners, necessitating certain changes to the related party contractual arrangements relating to the West Aquarius. Seadrill China Operations Ltd S.A.R.L., the owner of the West Aquarius and a wholly-owned subsidiary of Seadrill Partners, had previously entered into a bareboat charter arrangement with Seadrill Offshore AS, a wholly-owned subsidiary of Seadrill, providing Seadrill Offshore AS with the right to use the West Aquarius. In October 2012, this bareboat charter arrangement was replaced with a new bareboat charter between Seadrill China Operations Ltd S.A.R.L. and Seadrill Offshore AS, and at the same time, Seadrill Offshore AS entered into a bareboat charter arrangement providing Seadrill Canada Ltd. with the right to use the West Aquarius in order to perform its obligations under the drilling contract described above. The net effect to Seadrill of the bareboat charters for the six months ended June 30, 2018 was net revenue of nil (six months ended June 30, 2017: net revenue of $3 million). The contract was terminated effective April 19, 2017 on completion of the rig’s contract with Hibernia Management.

(h) Interest expenses

The total interest income charged to Seadrill Partners for the related party loan arrangements outlined below for the six months ended June 30, 2018 was nil (six months ended June 30, 2017: $5 million). Refer to the sections below for details on the financing agreements.

(i) Derivative interest rate swap agreements

We previously held interest rate swap agreements with Seadrill Partners on a back to back basis with certain of its own interest rate swap agreements. On commencement of Chapter 11 proceedings the derivative position held by Seadrill was cancelled and held at the claimed value by the derivative counterparty. This resulted in no further recharged gains or losses on derivatives after September 12, 2017. The total net derivative gains and losses charged to Seadrill Partners for the six months ended June 30, 2018 was nil (six months ended June 30, 2017: gain of $1 million).

(j) Rig financing agreements

The West Vencedor loan agreement between us and Seadrill Partners was scheduled to mature in June 2015 and all outstanding amounts thereunder would be due and payable, including a balloon payment of $70 million. On April 14, 2015 the loan agreement was amended and the maturity date was extended to June 25, 2018. The West Vencedor loan agreement bears a margin of 2.3%, a guarantee fee of 1.4% and a balloon payment of $21 million due at maturity in June 2018. The loan was repaid in full during the period ended June 30, 2018 (December 31, 2017: $25 million).

(k) Receivables and Payables

Receivables and payables with Seadrill Partners and its subsidiaries are comprised of management fees, advisory and administrative services, and other items including accrued interest. In addition, certain receivables and payables arise when we pay an invoice on behalf of Seadrill Partners or its subsidiaries and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances to Seadrill Partners and its subsidiaries are unsecured and are intended to be settled in the ordinary course of business.

Guarantees

Seadrill provides certain guarantees on behalf of Seadrill Partners:

•	Guarantees in favor of customers, which guarantee the performance of the Seadrill Partners drilling units, totaled $57 million as at June 30, 2018 (December 31, 2017: $165 million);

•	Guarantees in favor of banks provided on behalf of Seadrill Partners totaled nil as at December 31, 2017 after Seadrill Partners insulated itself from Seadrill in August 2017; and

•	Guarantees in favor of suppliers provided on behalf of Seadrill Partners, relating to customs guarantees totaled nil as at June 30, 2018 (December 31, 2017: $0.6 million).

West Vela facility

The $1.5 billion secured credit facility agreement related to both the West Vela drillship (owned by Seadrill Partners) and West Tellus drillship (owned by Seadrill). Certain subsidiaries of Seadrill and Seadrill Partners were jointly and severally liable for their own debt and obligations under the facility and the debt and obligations of other borrowers. In August 2017, the facility was split into two separate facilities “West Vela facility” and “West Tellus facility”. Recourse under the West Vela facility was then only to Seadrill Partners consolidated entities and recourse under the West Tellus facility was only to Seadrill consolidated entities.

West Polaris facility

In June 2015, we completed the sale of the entities that own and operate the West Polaris to Seadrill Partners. One of the entities sold was the sole borrower under $420 million senior secured credit facility. See Note 8 - Contingent consideration for further details. Prior to August 2017, we acted as a guarantor under the facility. In August 2017, we resigned as a guarantor to the facility. Recourse under the West Polaris facility is now only to Seadrill Partners consolidated entities.

T-15 / T-16 facility

The secured credit facility relating to the T-15 and T-16 tender rigs (owned by Seadrill Partners) and West Telesto jack-up (owned by Seadrill). was split into two separate facilities “Tender Rig facility” and “West Telesto facility” in August 2017. Recourse under the Tender Rig facility was then only to Seadrill Partners consolidated entities and recourse under the West Telesto facility was only to Seadrill consolidated entities. The Tender Rig facility was also amended so that the facility was directly held in Seadrill Partners (previously Seadrill was the borrower under the facility and there was a back to back agreement with Seadrill Partners).

Archer transactions

Archer restructuring

During the first half of 2017 Archer completed a series of restructuring transactions which resulted in changes to our involvement in the financial support provided to Archer and also the proportion of Archer shares held by us. The effects of this restructuring are summarized below and set out in more detail in the following sections.

At March 31, 2017, we provided financial support to Archer, a related party in the form of $278 million in financial guarantees for the benefit of its lenders and $149 million in subordinated loans including accrued interest and fees (carrying value of $37 million).

On April 26, 2017 we agreed with Archer to convert total outstanding subordinated loans provided to Archer, inclusive of associated fees and interest, with a carrying value of $37 million, into a $45 million loan. The new loan receivable is a convertible debt instrument comprised of a debt instrument and a conversion option, classed as an embedded derivative. Both elements are required to be measured at fair value at each reporting date. The fair value of the new loan receivable as at inception, April 26, 2017, was $56 million, resulting in a $19 million gain on the extinguishment of the original subordinated debt in the statement of operations.

At at June 30, 2018 the fair value of the convertible debt instrument was $58 million of which the split between debt and embedded derivative option was $46 million and $12 million respectively. The debt and embedded derivative option was revalued at the period end and we have recognized a fair value gain on the debt component of $2 million and a fair value gain on the embedded conversion option of $4 million for the six months ending June 30, 2018.

During the quarter ended June 30, 2017, we also signed and closed an agreement with Archer and its lenders to extinguish $278 million in financial guarantees provided by us in exchange for cash payment of $28 million. We had previously (in fiscal year 2016) recognized a contingent liability of $28 million to reflect this expected cash settlement.

Following Archer’s $100 million private placement on February 28, 2017, our shareholding was diluted from 39.89% to 16.23%. After a subsequent share placement by Archer on 26 April 2017, our shareholding was further diluted to 15.69%. At this date our investment in Archer was derecognized as an equity accounted investment and recognized as an available-for-sale security. For further information, please refer to Note 12 “Marketable securities”.

Total interest income for the six months ended June 30, 2018 for the above loans was nil (six months ended June 30, 2017: $3 million).

Guarantees

On February 5, 2014, we provided Archer with a guarantee to support Archer’s leasing obligations of a warehouse for a period of 10 years. The guarantee outstanding as at June 30, 2018 is $9 million (December 31, 2017: $10 million).

These guarantee fees are included in “Other financial items and other income /(expense), net” in our Consolidated Statement of Operations. The guarantee fees charged were nil for the six months ended June 30, 2018 (six months ended June 30, 2017: nil).

Operating activities

Archer provides certain technical vessel and rig services for us, and charged us fees of $0.1 million for the six months ended June 30, 2018 (six months ended June 30, 2017: $0.2 million). These amounts are included in “Vessel and rig operating expenses” in our consolidated statement of operations.

SeaMex Limited transactions

As at March 10, 2015, the date of deconsolidation, SeaMex Limited is considered to be a related party and not a controlled subsidiary of ours. The following is a summary of the related party agreements/transactions with SeaMex.

Management and administrative service agreements

In connection with the joint venture agreement, SeaMex, entered into a management support agreement with Seadrill Management Ltd, a wholly owned subsidiary of ours, pursuant to which Seadrill Management Ltd provides SeaMex certain management and administrative services. The services provided by Seadrill Management Ltd are charged at cost plus management fee ranging from 4.5% to 8%. The agreement can be terminated by providing 60 days written notice. Income recognized under the management and administrative agreements for the six months ended June 30, 2018 was $5 million (six months ended June 30, 2017: $5 million).

It is also agreed that Seadrill Jack Up Operations De Mexico, which is a 100% owned subsidiary of SeaMex and provides support services to the rigs acquired by the joint venture, will continue to provide management services to Seadrill in respect of managing the rigs West Pegasus and West Freedom and charge a fee ranging from 5% to 8% plus costs incurred in connection with managing the rigs on its behalf. Seadrill Jack Up Operations De Mexico has charged us fees, under the above agreements of $1 million for the six months ended June 30, 2018 (six months ended June 30, 2017: $3 million). These amounts are included in general and administrative expenses within the consolidated statement of operations.

Loans

$250 million Seller’s credit - In March 2015, we provided Seamex with a $250 million loan as part of the settlement of the sale of assets to SeaMex. The loan is divided into two facilities, (a) a term loan facility for an amount up to $230 million and (b) a revolving loan facility of up to $20 million. Both facilities bear interest at a rate of LIBOR plus a margin of 6.50% and mature in December 2019. Interest on the loan is payable quarterly in arrears. The loan facility is subordinated to SeaMex’s external debt facility. The outstanding balance as at June 30, 2018 was $250 million (December 31, 2017: $250 million) excluding accrued interest.

$45 million loan facility - In November 2016 we agreed a $45 million loan with Seamex to fund short term working capital requirements. The loan facility is subordinated to SeaMex’s external debt facility. The facility bears interest at a rate of LIBOR plus a margin of 6.5% payable quarterly in arrears.

Interest income accrued for the six months ended June 30, 2018 in respect of the loans above was $12 million (six months ended June 30, 2017: $17 million).

Receivables and Payables

Receivables and payables with SeaMex joint venture are comprised of short-term funding, management fees, advisory and administrative services, and other items including accrued interest. Receivables and payables are generally settled quarterly in arrears in the ordinary course of business.

Receivables/(payables) with SeaMex joint venture as at June 30, 2018 consisted of the following:

(In $ millions)	As at June 30, 2018	As at December 31, 2017
Seller’s credit	250	250
$45 million loan facility	45	45
Interest on long-term funding and seller’s credit	62	50
Other receivables	39	32
Other payables	(1)	(3)

Performance Guarantees

In addition, Seadrill has also provided performance guarantees for the SeaMex drilling units, up to a total of $30 million as at June 30, 2018 (December 31, 2017: $30 million).

Seabras Sapura transactions

Seabras Sapura Participações S.A. and Seabras Sapura Holding GmbH, along with their wholly owned subsidiaries, are together referred to as Seabras Sapura. Seabras Sapura are joint ventures that construct, own and operate pipe-laying service vessels in Brazil and are owned 50% by us and 50% by TL Offshore, a subsidiary of Sapura Energy Berhad.

Loans

In May 2014, we provided a loan to Sapura Navegaceo Martima S.A. of $11 million, which was novated to Seabras Sapura Participações S.A. on December 30, 2015. The loan bears an interest rate of 3.4% and was initially repayable by May 31, 2015. On May 28, 2015 the maturity date for this loan was extended to May 31, 2016. Subsequently, the loan agreement was amended and maturity date extended to February 28, 2017 and then to May 31, 2017. As at June 30, 2017, the loan agreement was amended and the debt is now repayable on demand. The outstanding balance as at June 30, 2018 was $11 million (December 31, 2017: $11 million).

In January 2015, we provided a loan to Sapura Navegacao Martima S.A. of $18 million, which was novated to Seabras Sapura Participações S.A. on December 30, 2015. The loan bears an interest rate of 3.4% and was initially repayable by February 16, 2016. Subsequently, the loan agreement was amended and maturity date extended to February 28, 2017 and then to May 31, 2017. As at June 30, 2017, the loan agreement was amended and the debt is now repayable on demand. The outstanding balance as at June 30, 2018 was $18 million (December 31, 2017: $18 million).

In April 2015, we provided a loan to Sapura Onix GmbH of $14 million in connection with delivery of the Seabras Onix pipe-laying vessel. The outstanding balance as at June 30, 2018 was $14 million (December 31, 2017: $14 million). The loan bears an interest rate of LIBOR plus 3.99% and is repayable on demand, subject to certain restrictions under the agreement.

In December 30, 2015, we provided a loan to Seabras Sapura Participações S.A. of $3 million relating to the payments for equipment. The outstanding balance as at June 30, 2018 was $3 million (December 31, 2017: $3 million). The loan bears an interest rate of 4.4% on overdue balances, and was due to be repaid on February 28, 2017. This facility is now repayable on demand.

In June 2016, the Company provided a subordinated loan to Seabras Rubi GmbH of $14 million in connection with delivery of the Seabras Rubi pipe-laying vessel. The loan bears an interest rate of 3.99% plus LIBOR and is repayable on demand, subject to certain restrictions under the agreement. The outstanding balance as at June 30, 2018 was $14 million (December 31, 2017: $14 million).

In October 2016, the Company provided a subordinated loan to Seabras Jade GmbH of $12 million in relation to the funding retention account in the joint venture for the Sapura Jade vessel. The loan bears an interest rate of 3.99% plus LIBOR and is repayable on demand, subject to certain restrictions under the agreement. The outstanding balance as at June 30, 2018 was $12 million (December 31, 2017: $12 million).

In December 2016, the Company provided a subordinated loan to Seabras Onix GmbH, $6 million in relation to the funding retention accounts in the joint venture for the vessels. The loan bears an interest rate of 3.99% plus LIBOR and is repayable on demand, subject to certain restrictions under the agreement. The outstanding balance as at June 30, 2018 was $6 million (December 31, 2017: $6 million).

In December 2016, the Company provided a subordinated loan to Seabras Diamante GmbH, $7 million in relation to the funding retention accounts in the joint venture for the vessels. The loan bears an interest rate of 4.5% and is repayable on demand, subject to certain restrictions under the agreement. The outstanding balance as at June 30, 2018 was $7 million (December 31, 2017: $7 million).

In December 2016, the Company provided a subordinated loan to Seabras Topazio GmbH, $7 million in relation to the funding retention accounts in the joint venture for the vessels. The loan bears an interest rate of 4.5% and is repayable on demand, subject to certain restrictions under the agreement. The outstanding balance as at June 30, 2018 was $7 million (December 31, 2017: $7 million).

The total net interest income of the above loans relating to Seabras Sapura for six months ended June 30, 2018 was $2 million (six months ended June 30, 2017: $2 million). The total accrued interest as at June 30, 2018 was $10 million (December 31, 2017: $8 million).

Financial guarantees

PLSV I - In December 2013 certain subsidiaries of Seabras Sapura Holding GmbH entered into a $543 million senior secured credit facility agreement in order to part fund the acquisition of the Sapura Diamante, and Sapura Topazio pipe-laying support vessels. As a condition to the lenders making the loan available to each of the borrowers, the Company provides a sponsor guarantee, on a 50:50 basis with the joint venture partner, Sapura Energy Berhad, in respect of the obligations of the borrowers during certain defined time periods, the release of such guarantees being subject to the satisfaction of certain defined conditions. The guarantees cover obligations and liabilities of the borrowers under the facility agreement which arise during the period between the expiry of a contract and extension or renewal of that contract and following a guarantee extension relating to early termination of a contract. During these periods, the guarantees can only be called if the facility is in default. The total amount guaranteed by Seadrill as at June 30, 2018 was $174 million (December 31, 2017: $186 million). The guarantees provided by Seadrill and Sapura Energy Berhad secure the full outstanding amount under the facility agreement.

PLSV II - In April 2015 certain subsidiaries of Seabras Sapura Holding GmbH entered into a $780 million senior secured credit facility agreement in order to part fund the acquisition of the Sapura Onix, Sapura Jade and Sapura Rubi pipe-laying support vessels. As a condition to the lenders making the loan available to each of the borrowers, the Company provides a sponsor guarantee, on a 50:50 basis with the joint venture partner, Sapura Energy Berhad, in respect of the obligations of the borrowers during certain defined time periods, the release of such guarantees being subject to the satisfaction of certain defined conditions. The guarantees cover obligations and liabilities of the borrowers under the facility agreement which arise during the period between the expiry of a contract and extension or renewal of that contract and following a guarantee extension relating to early termination of a contract. During these periods, the guarantees can only be called if the facility is in default. The amount guaranteed by Seadrill as at June 30, 2018 was $312 million (December 31, 2017: $328 million).

Sapura Esmeralda—In November 2012 a subsidiary of Seabras Sapura Participações S.A. entered into a $179 million senior secured credit facility agreement in order to part fund the acquisition of the Sapura Esmeralda pipe-laying support vessel, with a maturity in 2032. During 2013 an additional facility of $36 million was entered into, with a maturity in 2020. As a condition to the lenders making the loan available the borrower, a wholly owned subsidiary of the Company provided a sponsor guarantee, on a joint and several basis with the joint venture partner, TL Offshore Sdn. Bhd. in respect of the obligations of the borrower. The total amount guaranteed by the subsidiaries of the joint venture partners as at June 30, 2018 was $174 million (December 31, 2017: $184 million).

The Sapura Esmeralda, operates under a temporary Brazilian flag which expires on July 29, 2019. Seabras Sapura is currently in the process of applying for a registration with Brazilian authorities which will either entitle the vessel to permanently fly the Brazilian flag. There is a risk that if no permanent right to fly the Brazilian flag will be obtained, or that the temporary flag will be revoked and Seabras Sapura is unsuccessful in any appeals or in pursuing other available remedies, this could affect the operations of the Sapura Esmeralda and potentially impact its commercial agreements and related financing.

The Group has signed a term sheet with the lenders and Sapura Energy Berhard which contemplates the extinguishment of the sponsor guarantees (for PLSV I and PLSV II) in return for prepayments to the lenders using the joint venture cash on hand.

As at the Consolidated Balance Sheet date, we have not recognized a liability as we do not consider it is probable that the guarantees will be called.

Operating activities

A subsidiary of Seabras Sapura sublets warehouse and office space to subsidiaries of the Company in Brazil. The amount charged for the six months ended June 30, 2018 was $1.0 million (six months ended June 30, 2017: $0.6 million). These amounts are included in “Vessel and rig operating expenses” in the Consolidated Statement of Operations.

Other trading balances with Seabras Sapura, including interest receivable, totaled a receivable of $4 million as at June 30, 2018 (December 31, 2017: $6 million).

Related parties to Hemen Holding Ltd (“Hemen”)

The Company transacts business with the following related parties, being companies in which our principal shareholder, Hemen, has a significant interest:

•	Ship Finance International Limited (“Ship Finance”);

•	Metrogas Holdings Inc. (“Metrogas”);

•	Archer;

•	Frontline Management (Bermuda) Limited (“Frontline”); and

•	Seatankers Management Norway AS (“Seatankers”).

Ship Finance transactions

We have entered into sale and lease back contracts for several drilling units, with subsidiaries of Ship Finance. We have determined that the Ship Finance subsidiaries, which own the units, are variable interest entities (VIEs), and that we are the primary beneficiary of the risks and rewards connected with the ownership of the units and the charter contracts. Accordingly, these VIEs are fully consolidated in our Consolidated Financial Statements.

Refer to Note 23 “Variable Interest Entities” for further details. The equity attributable to Ship Finance in the VIEs is included in non-controlling interests in our Consolidated Financial Statements.

During the six month periods ended June 30, 2018 and 2017, we incurred the following lease costs on units leased back from Ship Finance subsidiaries:

	Six Months Ended June 30,
	2018	2017
West Hercules	20	28
West Taurus	18	25
West Linus	30	41

Total	68	94

These lease costs are eliminated on consolidation.

The VIEs had net loans due to Ship Finance amounting to $294 million (December 31, 2017: $314 million) and gross loans of $318 million (December 31, 2017: $314 million) as at June 30, 2018. There is a right of offset of trading balance assets against the loans, the net position is disclosed within “Long-term debt due to related parties” on the Consolidated Balance Sheet. As at June 30, 2018 the trading position was a net liability position of $20 million which is disclosed within “Short -term amounts due to related parties” on the Consolidated Balance Sheet. The loans bear interest at a fixed rate of 4.5% per annum, and mature between 2023 and 2029. The total interest expense incurred for the six months ended June 30, 2018 was $7 million (six months ended June 30, 2017: $9.3 million).

Due to the right of offset, when the VIE trading balance is in an asset position this will be disclosed net against the loan within “Long-term debt due to related parties” on the Consolidated Balance Sheet.

Frontline transactions

Frontline provides certain management support and administrative services for Seadrill, resulting in a charged fee of $1.5 million for the six months ended June 30, 2017. In the six months ended June 30, 2018 a cost adjustment for prior period services was recorded, resulting in net income of $1.1 million.

Seatankers Management transactions

The Company and its subsidiaries receive services from Seatankers Management Norway AS, an affiliate of Hemen. The fee was $1.3 million and $0.7 million for the six months ended June 30, 2018 and 2017, respectively.